UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington DC 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/10

Check here if Amendment [ ]; Amendment Number:
      This Amendment: [ ] is a restatement.
                      [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       Atlantic Investment Company
Address:    3050 Peachtree Road, Suite 200
            Atlanta, Georgia 30305

Form 13F File Number: ______________________ 28-12658

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it that all information contained herein is true, correct and complete and that it is understood that all required items, statements schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Malon W. Courts
Title:      Partner
Phone:      404.614.6183

Malon W. Courts              Atlanta, GA             2/15/2011
--------------------------------------------------------------------------------
Signature                    City     State             Date

Report Type:
[X] 13F HOLDINGS REPORT
[ ] 13F NOTICE
[ ] 13F COMBINATION REPORT

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                   None
Form 13F Information Table Entry Total:                19
Form 13F Information Table Value Total:           102,931
List of Other Included Managers:                     None



                                                              MKT VAL                 INVESTMENT  OTHER       VOTING AUTHORITY
ISSUER NAME                   TITLE OF CLASS    CUSIP        (X $1000)        SHARES  DISCRETION  MNGRS      SOLE   SHARED    NONE
AEROVIRONMENT INC             COM               8073108         4,471         166630                       125000            41630
APPLE COMPUTER INC            COM               37833100        4,566          14156                        10500             3656
BIOCLINICA INC                COM               09071B100       1,136         254895                       254895
CHESAPEAKE ENERGY OKLA        COM               165167BW6         756          29190                                         29190
COEUR D'ALENE MINES CORP      COM NEW           192108AQ1      19,043         697031                       543251           153780
COMSTOCK RES INC NEW COM      COM               205768203         881          35870                                         35870
CONSOL ENERGY INC    COM      COM               20854P109         972          19945                                         19945
COUSINS PROPS INC    REIT     COM               222795106      15,674        1879402                      1879402
CUMBERLAND PHARMACEUTICALS    COM               230770109       1,050         175337                       175337
DIGITALGLOBE INC              COM NEW           25389M877       5,616         177116                       141771            35345
EXXON MOBIL CORP     COM      COM               30231G102       1,316          18000                        18000
FLIR SYSTEMS INC              COM               302445101       1,024          34435                                         34435
GEOEYE INC                    COM               37250W108       6,775         159836                       133651            26185
HECLA MINING CO               COM               422704106       7,094         630005                       475000           155005
ISHARES SILVER TR             ISHARES           46428Q109       8,239         273000                       273000
LINN ENERGY LLC-UNITS         COM UNITS         536020100       6,373         170000                       170000
NEW GOLD INC                  COM               644535106      11,259        1153598                       910000           243598
ULTRA PETROLEUM CORP          COM               903914109         949          19875                                         19875
YAMANA GOLD INC               COM               98462Y100       5,737         448240                       340000           108240